UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Eric Semler
Address: c/o TCS Capital Management, LLC
         650 Fifth Avenue, 5th Floor
         New York, NY  10019

13F File Number:  28-10340

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Eamon Smith
Title:     Chief Financial Officer
Phone:     (212) 259-2650

Signature, Place, and Date of Signing:

     /s/  Eamon Smith     New York, NY     August 13, 2003

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     46

Form13F Information Table Value Total:     $231,007 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACXIOM CORP                    COM              005125109     6359   417000 SH       SOLE                   417000        0        0
AMC ENTMT INC                  COM              001669100     6807   594996 SH       SOLE                   594996        0        0
AMERICAN TOWER CORP            CL A             029912201    17064  1928100 SH       SOLE                  1928100        0        0
AT&T WIRELESS SVCS INC         COM              00209A106     9692  1180569 SH       SOLE                  1180569        0        0
BELO CORP                      COM SER A        080555105     6037   270000 SH       SOLE                   270000        0        0
BROADCOM CORP                  CL A             111320107     6228   250000 SH       SOLE                   250000        0        0
CHARTER COMMUNICATIONS INC D   CL A             16117M107     2425   650000 SH       SOLE                   650000        0        0
CNET NETWORKS INC              COM              12613R104     5051   848990 SH       SOLE                   848990        0        0
CROWN CASTLE INTL CORP         COM              228227104     6315   812800 SH       SOLE                   812800        0        0
DIAMONDCLUSTER INTL INC        CL A             25278P106      896   240800 SH       SOLE                   240800        0        0
ELECTRONIC ARTS INC            COM              285512109     9008   121900 SH       SOLE                   121900        0        0
GRAY TELEVISION INC            COM              389375106     6190   499200 SH       SOLE                   499200        0        0
GREY GLOBAL GROUP INC          COM              39787M108     7506     9710 SH       SOLE                     9710        0        0
HOMESTORE INC                  COM              437852106     2039  1185175 SH       SOLE                  1185175        0        0
ISLE OF CAPRI CASINOS INC      COM              464592104     7938   479931 SH       SOLE                   479931        0        0
ITC Deltacom Inc               COM              45031T401      887   300800 SH       SOLE                   300800        0        0
KNIGHT RIDDER INC              COM              499040103     5514    80000 SH       SOLE                    80000        0        0
LEVEL 3 COMMUNICATIONS INC     COM              52729N100     6030   900000 SH       SOLE                   900000        0        0
MCLEODUSA INC                  CL A             582266706      441   300000 SH       SOLE                   300000        0        0
MEDIA GEN INC                  CL A             584404107     5737   100300 SH       SOLE                   100300        0        0
MEDIACOM COMMUNICATIONS CORP   CL A             58446K105     6605   678100 SH       SOLE                   678100        0        0
MICROSOFT CORP                 COM              594918104     6410   250000 SH       SOLE                   250000        0        0
MICROTUNE INC DEL              COM              59514P109     1590   500000 SH       SOLE                   500000        0        0
Mpower Holdings Corp           COM              62473L309     1745  1646500 SH       SOLE                  1646500        0        0
NETFLIX COM INC                COM              64110L106     9144   357882 SH       SOLE                   357882        0        0
NETRATINGS INC                 COM              64116M108    11272  1200379 SH       SOLE                  1200379        0        0
NEVADA GOLD & CASINOS INC      COM NEW          64126Q206     3692   443200 SH       SOLE                   443200        0        0
NORTHWESTERN CORP              COM              668074107     1120   560000 SH       SOLE                   560000        0        0
NTL INC DEL                    COM              62940M104     5249   152500 SH       SOLE                   152500        0        0
OPENWAVE SYS INC               COM              683718100     1472   736000 SH       SOLE                   736000        0        0
PENTON MEDIA INC               COM              709668107      956  1620800 SH       SOLE                  1620800        0        0
Priceline com Inc              COM              741503403     3720   166664 SH       SOLE                   166664        0        0
PRIMEDIA INC                   COM              74157K101     8049  2639100 SH       SOLE                  2639100        0        0
PROQUEST COMPANY               COM              74346P102     5753   223000 SH       SOLE                   223000        0        0
PULITZER INC                   COM              745769109     4329    87600 SH       SOLE                    87600        0        0
Rural Cellular Corp            COM              781904107       26     6300 SH       SOLE                     6300        0        0
SBS BROADCASTING SA            ORD              L8137F102     1737    99200 SH       SOLE                    99200        0        0
SCHOLASTIC CORP                COM              807066105     6084   204300 SH       SOLE                   204300        0        0
SINCLAIR BROADCAST GROUP INC   CL A             829226109     5647   486000 SH       SOLE                   486000        0        0
TIME WARNER TELECOM INC        CL A             887319101      154    25000 SH       SOLE                    25000        0        0
UNITEDGLOBALCOM                CL A             913247508     3547   695400 SH       SOLE                   695400        0        0
VIVENDI UNIVERSAL              SPON ADR NEW     92851S204     4979   270000 SH       SOLE                   270000        0        0
WEBEX INC                      COM              94767L109     3082   224000 SH       SOLE                   224000        0        0
WESTERN WIRELESS CORP          CL A             95988E204     2320   200854 SH       SOLE                   200854        0        0
XO Communications Inc          COM              983764838     3806   525000 SH       SOLE                   525000        0        0
YOUNG BROADCASTING INC         CL A             987434107    10355   485022 SH       SOLE                   485022        0        0